SHARE-BASED COMPENSATION (Details) (USD $)			0 Months Ended	12 Months Ended						12 Months Ended			0 Months Ended		12 Months Ended					0 Months Ended										1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 09, 2012 Option Employees	Dec. 31, 2012 Option Employees	Dec. 31, 2011 Option Employees	Dec. 31, 2010 Option Employees	Dec. 31, 2011 Option Employees Minimum	Dec. 31, 2011 Option Employees Maximum	Dec. 31, 2012 RSU	Dec. 31, 2012 RSU Employees	Dec. 31, 2011 RSU Employees	Dec. 31, 2010 RSU Employees	May 11, 2012 RSU Independent directors item	May 09, 2012 RSU Independent directors item	Dec. 31, 2010 RS	Dec. 31, 2012 RS Employees	Dec. 31, 2011 RS Employees	Dec. 31, 2010 RS Employees	Nov. 02, 2009 2009 Plan Option	Jul. 06, 2011 2009 Plan Option Employees	Apr. 20, 2011 2009 Plan Option Employees	Apr. 20, 2011 2009 Plan Option Employees Minimum	Apr. 20, 2011 2009 Plan Option Employees Maximum	Nov. 10, 2010 2009 Plan RSUs and RSs	Jan. 18, 2010 2009 Plan RSU	Nov. 02, 2009 2009 Plan RSU Minimum	Nov. 02, 2009 2009 Plan RSU Maximum	Jan. 18, 2010 2009 Plan RSU Employees	Nov. 02, 2009 2009 Plan RSU Employees	May 31, 2010 2009 Plan RSU Employees	Jul. 06, 2011 2009 Plan RSU Employees Maximum	Apr. 22, 2011 2009 Plan RSU Independent directors item	May 31, 2010 2009 Plan RS Employees
SHARE-BASED COMPENSATION
Maximum aggregate number of ordinary shares which may be issued																			30,000,000
Vesting period			3 years 6 months										12 months	6 months								2 years	5 years		5 years	2 years	5 years				4 years	7 months
Weighted average fair value of awards (in dollars per share)										$ 1.7954	$ 2.1883	$ 2.1531			$ 1.7714										$ 2.1531
Share-based compensation expense																								$ 6,939,000
Number of directors to whom awards are granted													1	2																		3
Number of Shares
Outstanding at the beginning of the period (in shares)				18,089,521	16,984,871
Granted (in shares)			2,794,290	2,794,290	3,074,869															1,879,885	1,194,984
Exercised (in shares)				(6,185,646)	(1,962,906)
Forfeited (in shares)				(80,245)	(7,313)
Outstanding at the end of the period (in shares)				14,617,920	18,089,521	16,984,871
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 0.2776	$ 0.1844
Granted (in dollars per share)			$ 0.7	$ 0.7000	$ 0.7000															$ 0.7	$ 0.7
Exercised (in dollars per share)				$ 0.1989	$ 0.1310
Forfeited (in dollars per share)				$ 0.5754	$ 0.7000
Outstanding at the end of the period (in dollars per share)				$ 0.3900	$ 0.2776	$ 0.1844
Number of vested and exercisable options
Outstanding at the end of the period				10,226,037	14,003,243	12,544,204
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period				5 years 10 months 10 days	5 years 9 months 14 days	5 years 11 months 8 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)				20,489,414	27,931,425	38,226,726
Additional disclosures
Aggregated intrinsic value of the exercisable options (in dollars)				15,669,000
Weighted average fair value (in dollars per share)				$ 1.2383	$ 1.2671
Total fair value of stock options vested (in dollars)				1,755,000	1,323,000	898,000
Aggregate intrinsic value for stock options exercised (in dollars)				9,852,000	3,319,000
Unrecognized compensation cost related to non-vested shares (in dollars)				5,508,000	3,892,000
Weighted average period for recognition of compensation cost related to non-vested stock awards				2 years 10 months 6 days	2 years 8 months 26 days
Weighted average exercise price of exercisable awards (in dollars per share)				$ 0.2594	$ 0.1946
Assumptions for estimated valuation of options
Risk-free interest rate				1.87%
Risk-free interest rate, minimum (as a percent)					3.12%
Risk-free interest rate, maximum (as a percent)					3.43%
Exercise multiple				2.5			2.5	2.8
Risk-free interest rate				44.70%
Expected volatility, minimum (as a percent)					47.86%
Expected volatility, maximum (as a percent)					48.08%
Dividend yield (as a percent)				0.00%
Number of Shares
Outstanding at the beginning of the period (in shares)										2,865,436	4,053,503					410,343	569,186
Granted (in shares)										116,965	139,998		38,461	78,504														108,107	7,260,134			139,998
Cancelled (in shares)																												1,356,547		119,671			562,334
Vested (in shares)										(1,202,502)	(1,318,964)					(158,843)	(158,843)
Forfeited (in shares)										(28,380)	(9,101)
Outstanding at the end of the period (in shares)										1,751,519	2,865,436	4,053,503				251,500	410,343	569,186
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)										$ 0.01	$ 0.01					$ 0.01	$ 0.01
Granted (in dollars per share)										$ 0.01	$ 0.01
Vested (in dollars per share)										$ 0.01	$ 0.01					$ 0.01	$ 0.01
Forfeited (in dollars per share)										$ 0.01	$ 0.01
Outstanding at the end of the period (in dollars per share)										$ 0.01	$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Number of vested and exercisable options
Outstanding at the end of the period (in shares)										4,284,365	3,081,863	1,762,899				542,713	383,870	225,027
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period										6 years 7 months 10 days	7 years 6 months 29 days	8 years 6 months 29 days				6 years 6 months 29 days	7 years 6 months 29 days	8 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)										3,120,623	5,191,215	9,829,745				448,089	743,405	1,380,276
Additional disclosures
Unrecognized compensation cost (in dollars)										$ 651,000	$ 1,753,000					$ 90,000	$ 250,000
Par value shares (in dollars per share)	$ 0.01	$ 0.01							$ 0.01